CONSOLIDATED STATEMENT OF OPERATIONS	3 Months Ended
Dec. 31, 2025 shares
CONSOLIDATED STATEMENT OF OPERATIONS
Weighted average number of shares of common stock outstanding - basic	100
Weighted average number of shares of common stock outstanding - diluted	100